Interest and Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 7,535,258	$ 2,028,676	$ 668,152
Interest on long-term debt - related party (Note 3 (c))	0	204,167	305,000
Interest on convertible debt - non cash	0	0	57,773
Amortization and write-off of deferred finance charges	850,244	414,629	599,087
Amortization and write-off of convertible notes beneficial conversion features	0	0	532,437
Other finance charges	198,552	207,526	27,128
Total	$ 8,584,054	$ 2,854,998	$ 2,189,577